Segment Reporting - Schedule of Expense Categories Reviewed by CODM (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Expense Categories Reviewed by CODM [Abstract]
Outsourced and contracted services for research and development		$ (328)	$ (639)	$ (768)
Professional fees		(471)	(526)	(1,013)
Other segments items	[1]	(12,849)	5,966	(2,351)
Net income (loss) and comprehensive income (loss)		$ (13,648)	$ 4,801	$ (4,132)

[1]	Other segments items including mainly, changes in fair values of convertible notes and warrant liability, share based payment related to options and warrants grant, Horizon 2020 grant and others expense.